File Nos.   333-95729
                                                                811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No. 7                                (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
            Amendment  No. 125                                             (X)

                      (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------
        (Name  of  Depositor)


     5701 Golden Hills Drive, Minneapolis,  MN                           55416
     -------------------------------------------                         -----


     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (763)  765-2913

     Name  and  Address  of  Agent  for  Service
     -------------------------------------
          Stewart D. Gregg
          Allianz  Life  Insurance  Company  of  North  America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416

          It is proposed that this filing will become effective:

          _____  immediately  upon filing  pursuant to paragraph (b) of Rule 485
          __X__ on September 27, 2002 pursuant to paragraph (b) of Rule 485
          _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          _____ on (date) pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following:

          __X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts




PARTS A AND B WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 5 TO FORM N-4 ON JUNE 21, 2002 AND ARE INCORPORATED HEREIN BY REFERENCE.



                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

The following financial Statements of the Company are included in Part B hereof.

      1. Independent Auditors' Report.
      2. Consolidated Balance Sheets as of December 31, 2001 and 2000.
      3. Consolidated Statements of Operations for the years ended December 31, 2001, 2000 and 1999.
      4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2001, 2000 and 1999.
      5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2001, 2000 and 1999.
      6. Consolidated Statements of Cash Flows for the years ended
         December 31, 2001, 2000 and 1999.
      7. Notes to Consolidated Financial Statements - December 31, 2001, 2000 and 1999.

      The following financial statements of the Variable Account are included in Part B hereof.

      1. Independent Auditors' Report.
      2. Statements of Assets and Liabilities as of December 31, 2001.
      3. Statements of Operations for the period ended December 31, 2001.
      4. Statements of Changes in Net Assets for the years ended
         December 31, 2001 and 2000.
      5. Notes to Financial Statements - December 31, 2001.

      b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.   Not  Applicable
      3.a. Principal  Underwriter's  Agreement(2)
      3.b. Selling Agreement(6)
      4.   Individual  Variable  Annuity  Contract(5)
      4.a. Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement(5)
      4.b. Traditional Death  Benefit  Endorsement(5)
      4.c. Enhanced Death Benefit Endorsement(5)
      4.d. Individual Retirement Annuity Endorsement(5)
      4.e. Unisex Endorsement(5)
      4.f. Pension Plan and Profit Sharing Plan Endorsement(5)
      4.g. Group Pension Plan Death Benefit Endorsement(5)
      4.h. 403(b) Annuity Endorsement(5)
      4.i. Roth IRA Endorsement(5)
      4.j. GMIB Endorsement(10)
      4.k. Enhanced GMDB Endorsement(10)
      4.l. Revised Schedule Page(10)
      5.a. Application  for  Individual  Variable  Annuity  Contract(5)
      5.b. Revised Application for Individual Variable Annuity Contract(10)
      6.   (i)   Copy  of  Articles  of  Incorporation of the Company(1)
           (ii)  Copy  of  the  Bylaws  of  the  Company(1)
      7.   Not Applicable
      8.a. Form of Fund Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC(3)
        b. Form of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership(3)
        c. Form of Fund Participation Agreement between Davis Variable
           Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America(4)
        d. Form of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance Company of North America(4)
        e. Form of Fund Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC(4)
        f. Form of Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America(4)
        g. Form of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC(6)
        h. Form of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Allianz Life Insurance Company of North America (7)
        i. Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc, Van Kampen Asset
           Management and Allianz Life of North America (8)
        j. Form of Fund Participation Agreement between Van Kampen Funds, Inc., and USAllianz Investor Services, LLC (8)
        k. Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc. (8)
        l. Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation. (8)
        m. Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc. (8)
        n. Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P. (8)
        o. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust, and PIMCO
           Advisers L.P. (8)
        p. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust and Templeton Investment Counsel,LLC. (8)
        q. Form of Fund Participation Agreement between Dreyfus Investment Portfolios and Allianz Life Insurance Company of North America (9)
       9.  Opinion and Consent of Counsel(10)
      10.  Independent Auditors' Consent
      11.  Not Applicable
      12.  Not Applicable
      13.  Calculation of Performance Data(9)
      14.  Company Organizational Chart(6)
      15.  Powers of Attorney(10)


(1) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 24, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed
     December 30, 1999.
(5) Incorporated by reference to Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 27, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on December 15, 2000.
(7) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2001.
(8) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on November 1, 2001.
(9) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 24, 2002.
(10) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on June 21, 2002.





Item  25.    Directors  and  Officers  of  the  Depositor

The following are the Officers and Directors of the Insurance Company:


Name and Principal            Positions and Offices
Business Address              with Depositor
- ----------------------------  ---------------------------------
Robert W. MacDonald             Chairman of the Board
5701 Golden Hills Drive
Minneapolis, MN 55416

Mark A. Zesbaugh                Chief Executive Officer and
5701 Golden Hills Drive         Director
Minneapolis, MN 55416

Gabrielle Matzdorff             Sr. Vice President and
5701 Golden Hills Drive         Chief Financial Officer
Minneapolis, MN 55416

Denise Blizil                   Senior Vice President -
5701 Golden Hills Drive         Chief Administrative Officer
Minneapolis, MN 55416

Charles Kavitsky                President -
5701 Golden Hills Drive         Chief Marketing Officer
Minneapolis, MN 55416

Suzanne Pepin                   Senior Vice President -
5701 Golden Hills Drive         Chief Legal Officer
Minneapolis, MN 55416

Neil McKay                      Senior Vice President -
5701 Golden Hills Drive         Chief Actuary
Minneapolis, MN 55416

Paul M Saffert                  Director
Allianz of America Corp.
777 San Marin Drive
Novato, CA 94998

Michael Diekmann                Director
Allianz AG
Koeniginstrausse 28
D-80802
Munich, Germany

Michael P. Sullivan             Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht           Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Rev. Dennis Dease               Director
c/o University of St. Thomas
215 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell               Director
c/o Wells Fargo and Company
Wells Fargo Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt               Director
Commerce One, Inc.
4440 Rosewood Drive
Pleasanton, CA 94588-3050


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618).



Item 27. Number of Contract Owners


As of August 30, 2002 there were 1,514 qualified Contract Owners and 1,185 non-qualified Contract Owners with Contracts in the separate account.



Item 28. Indemnification

The Bylaws of the Insurance Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

     a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Preferred  Life  Variable  Account  C


     b. The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:

                        Positions and Offices
Business Address        with Underwriter
- --------------------  ----------------------

Christopher H.Pinkerton    Chairman, Chief Executive Officer, President,
5701 Golden Hills Drive    Chief Manager & Director
Minneapolis, MN 55416

Tracy H. Gardner           Chief Administrative Officer &
5701 Golden Hills Drive    Sr. Vice President
Minneapolis, MN 55416

Michael M. Ahles           Chief Financial Officer & Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Catherine Q. Farley        Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Cynthia M. Robeck          Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Jennifer J. Wagner         Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Keith L. Johnson           Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Carol B.Shaw               Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Corey J. Walther           Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Dave Schliesman            Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Jeffrey W. Kletti          Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Myron Rothstein            Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Patrick Allen              Divisional VP - NE
5701 Golden Hills Drive
Minneapolis, MN  55416

Edward Barrett             Divisional VP - SE
5701 Golden Hills Drive
Minneapolis, MN  55416

Kevin Rooney               Divisional VP - MID
5701 Golden Hills Drive
Minneapolis, MN  55416

Gerald Boucher             Divisional VP - W
5701 Golden Hills Drive
Minneapolis, MN  55416

Chris Johnston             Divisional VP - Wirehouse
5701 Golden Hills Drive
Minneapolis, MN  55416

Wayne Peterson             Compliance Officer
5701 Golden Hills Drive
Minneapolis, MN  55416

Stewart Gregg              Secretary
5701 Golden Hills Drive
Minneapolis, MN  55416

Jan Witort                 Assistant Secretary
5701 Golden Hills Drive
Minneapolis, MN  55416


     c.  Not Applicable


Item 30. Location of Accounts and Records

Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31. Management Services

Not  Applicable


Item 32. Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.




                                 REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                              SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 19th day of September, 2002.


                                         ALLIANZ  LIFE VARIABLE  ACCOUNT  B


                                         (Registrant)


                                         By: ALLIANZ  LIFE  INSURANCE COMPANY
                                             OF  NORTH  AMERICA
                                                 (Depositor)




                                       By:  /s/ STEWART GREGG
                                            --------------------------------
                                                Stewart Gregg
                                                Senior Counsel



                                         ALLIANZ  LIFE  INSURANCE  COMPANY
                                         OF  NORTH  AMERICA
                                          (Depositor)




                                          By:  /s/ STEWART GREGG
                                            --------------------------------
                                                   Stewart Gregg
                                                   Senior Counsel







Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title                                        Date


Robert W. MacDonald*     Chairman of the Board           09-19-2002
Robert W. MacDonald

Mark A. Zesbaugh*        Director and                    09-19-2002
Mark A. Zesbaugh         Chief Executive Officer

Michael P. Sullivan*     Director                        09-19-2002
Michael P. Sullivan

Dr. Gerhard Rupprecht*   Director                        09-19-2002
Dr. Gerhard Rupprecht

Rev. Dennis Dease*       Director                        09-19-2002
Rev. Dennis Dease

James R. Campbell*       Director                        09-19-2002
James R. Campbell

Robert M. Kimmitt*       Director                        09-19-2002
Robert M. Kimmitt

Michael Diekmann*        Director                        09-19-2002
Michael Diekmann

Paul M Saffert*          Director                        09-19-2002
Paul M Saffert

Gabby Matzdorff*         Sr. Vice President and          09-19-2002
Gabby Matzdorff          Chief Financial Officer

Charles Kavitsky*        President and                   09-19-2002
Charles Kavitsky         Chief Marketing Officer

Denise Blizil*           Sr. Vice President and          09-19-2002
Denise Blizil            Chief Administrative Officer



                                         *By    Power  of  Attorney




                                          By:  /s/ STEWART GREGG
                                              --------------------------------
                                              Stewart Gregg
                                              Attorney-in-Fact

 EXHIBITS

                                       TO


                          POST-EFFECTIVE AMENDMENT NO. 7


                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA






                                INDEX TO EXHIBITS

EXHIBIT


EX-99.B10   Independent Auditors' Consent